Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Premiums	$ 123,490	$ 119,980	$ 244,226	$ 241,704	$ 235,783
Policy fees	611,086	626,722	1,330,651	1,286,614	1,172,357
Premiums and policy fees, ceded	(68,980)	(62,850)	(125,286)	(120,221)	(119,767)
Net premiums and policy fees	665,596	683,852	1,449,591	1,408,097	1,288,373
Interest and similar income, net	2,125,259	2,063,442	4,180,103	3,957,298	3,592,117
Change in fair value of assets and liabilities	798,430	(455,691)	(532,720)	1,841,989	921,265
Realized investment (losses) gains, net	(58,533)	49,067	94,413	77,762	188,297
Fee and commission revenue	138,535	147,112	293,333	282,058	261,926
Other revenue	13,728	5,184	10,066	29,762	44,853
Total revenue	3,683,015	2,492,966	5,494,786	7,596,966	6,296,831
Benefits and expenses:
Policyholder benefits	394,083	513,137	1,031,440	689,319	834,552
Change in fair value of annuity and life embedded derivatives	2,058,758	(193,750)	588,595	4,955,984	1,598,061
Benefit recoveries	(254,059)	(247,418)	(499,825)	(371,608)	(268,067)
Net interest credited to account values	860,491	833,173	1,482,884	602,130	1,539,473
Net benefits and expenses	3,059,273	905,142	2,603,094	5,875,825	3,704,019
Commissions and other agent compensation	723,631	591,147	1,167,109	1,537,224	978,316
General and administrative expenses	333,471	331,827	641,962	676,815	663,319
Change in deferred acquisition costs, net	(304,633)	99,293	239,259	(673,086)	206,699
Total benefits and expenses	3,811,742	1,927,409	4,651,424	7,416,778	5,552,353
(Loss) income from operations before income taxes	(128,727)	565,557	843,362	180,188	744,478
Income tax (benefit) expense:
Current	417,752	89,821	551,052	265,586	42,854
Deferred	(480,045)	82,291	(307,986)	(240,863)	160,438
Total income tax (benefit) expense	(62,293)	172,112	243,066	24,723	203,292
Net (loss) income	(66,434)	393,445	600,296	155,465	541,186
Realized investment (losses), net:
Total other-than-temporary impairment losses on securities	(105,418)	(21,286)	(58,975)	(6,445)	(15,048)
Portion of loss recognized in other comprehensive income	0	0	0	0	0
Net impairment losses recognized in realized investment gains, net	(105,418)	(21,286)	(58,975)	(6,445)	(15,048)
Other net realized gains	46,885	70,353	153,388	84,207	203,345
Realized investment (losses) gains, net	$ (58,533)	$ 49,067	$ 94,413	$ 77,762	$ 188,297